Document and Entity Information	Jun. 28, 2023
Prospectus:
Document Type	497
Document Period End Date	Jun. 28, 2023
Entity Registrant Name	BROOKFIELD INVESTMENT FUNDS
Entity Central Index Key	0001520738
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 28, 2023
Document Effective Date	Jun. 28, 2023
Prospectus Date	Jan. 30, 2023
Center Coast Brookfield Midstream Focus Fund | Class A
Prospectus:
Trading Symbol	CCCAX
Center Coast Brookfield Midstream Focus Fund | Class C
Prospectus:
Trading Symbol	CCCCX
Center Coast Brookfield Midstream Focus Fund | Class I Shares
Prospectus:
Trading Symbol	CCCNX